Exhibit 99.1

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	December 2015
Distribution Date	01/15/16
Transaction Month	9
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 20, 2015
Closing Date:	April 22, 2015

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,235,672,536.05	62,912	3.22%	59.18
Original Adj. Pool Balance:	$1,199,066,043.18

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$232,000,000.00	18.775%	0.33000%	April 15, 2016
Class A-2-A Notes	Fixed	$186,000,000.00	15.053%	0.69000%	April 16, 2018
Class A-2-B Notes	Floating	$230,000,000.00	18.613%	LIBOR + 0.22%	April 16, 2018
Class A-3 Notes	Fixed	$388,000,000.00	31.400%	1.12000%	November 15, 2019
Class A-4 Notes	Fixed	$75,520,000.00	6.112%	1.48000%	June 15, 2021
Class B Notes	Fixed	$21,580,000.00	1.746%	2.01000%	June 15, 2021
Class C Notes	Fixed	$35,970,000.00	2.911%	2.30000%	July 15, 2022
Total Securities		$1,169,070,000.00	94.610%

Overcollateralization		$29,996,043.18	2.428%
YSOA		$36,606,492.87	2.962%
Total Original Pool Balance		$1,235,672,536.05	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$162,410,660.91	0.8731756	$148,593,042.32	0.7988873	$13,817,618.59
Class A-2-B Notes	$200,830,387.15	0.8731756	$183,744,084.59	0.7988873	$17,086,302.56
Class A-3 Notes	$388,000,000.00	1.0000000	$388,000,000.00	1.0000000	$-
Class A-4 Notes	$75,520,000.00	1.0000000	$75,520,000.00	1.0000000	$-
Class B Notes	$21,580,000.00	1.0000000	$21,580,000.00	1.0000000	$-
Class C Notes	$35,970,000.00	1.0000000	$35,970,000.00	1.0000000	$-
Total Securities	$884,311,048.06	0.7564227	$853,407,126.91	0.7299880	$30,903,921.15

Weighted Avg. Coupon (WAC)	3.15%		3.15%
Weighted Avg. Remaining Maturity (WARM)	51.41		50.46
Pool Receivables Balance	$952,294,536.40		$920,354,237.12
Remaining Number of Receivables	56,035		55,232

Adjusted Pool Balance	$925,079,293.53		$894,175,372.38

III. COLLECTIONS

Principal:
Principal Collections	$30,565,671.95
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$905,572.09
Total Principal Collections	$31,471,244.04

Interest:
Interest Collections	$2,496,032.79
Late Fees & Other Charges	$53,242.74
Interest on Repurchase Principal
Total Interest Collections	$2,549,275.53

Collection Account Interest	$3,472.77
Reserve Account Interest	$381.88
Servicer Advances	$-

Total Collections	$34,024,374.22

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	December 2015
Distribution Date	01/15/16
Transaction Month	9
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$34,024,374.22
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$34,024,374.22

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$793,578.78	$-	$793,578.78	$793,578.78
Collection Account Interest					$3,472.77
Late Fees & Other Charges					$53,242.74
Total due to Servicer					$850,294.29

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$93,386.13		$93,386.13
Class A-2-B Notes		$95,201.97		$95,201.97
Class A-3 Notes		$362,133.33		$362,133.33
Class A-4 Notes		$93,141.33		$93,141.33

Total Class A interest:		$643,862.76		$643,862.76	$643,862.76

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$36,146.50		$36,146.50	$36,146.50

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$68,942.50		$68,942.50	$68,942.50

Available Funds Remaining:					$32,425,128.17

7. Regular Principal Distribution Amount:					$30,903,921.15

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2-A Notes				$13,817,618.59
Class A-2-B Notes				$17,086,302.56
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$30,903,921.15		$30,903,921.15
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$30,903,921.15		$30,903,921.15

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					1,521,207.02

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$27,215,242.87
Beginning Period Amount	$27,215,242.87
Current Period Amortization	$1,036,378.13
Ending Period Required Amount	$26,178,864.74
Ending Period Amount	$26,178,864.74
Next Distribution Date Required Amount	$25,162,341.53

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	December 2015
Distribution Date	01/15/16
Transaction Month	9
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,997,665.11
Beginning Period Amount	$2,997,665.11
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,997,665.11
Ending Period Amount	$2,997,665.11

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$40,768,245.47	$40,768,245.47	$40,768,245.47
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	4.41%	4.56%	4.56%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.75%	54,543	98.43%	$905,923,081.99
30 - 60 Days	0.97%	534	1.20%	$11,057,774.55
61 - 90 Days	0.22%	120	0.28%	$2,595,582.04
91-120 Days	0.06%	31	0.08%	$694,452.93
121 + Days	0.01%	4	0.01%	$83,345.61
Total		55,232		$920,354,237.12

Delinquent Receivables 30+ Days Past Due
Current Period	1.25%	689	1.57%	$14,431,155.13
1st Preceding Collection Period	1.10%	616	1.37%	$13,012,560.25
2nd Preceding Collection Period	1.03%	585	1.27%	$12,504,487.75
3rd Preceding Collection Period	0.95%	549	1.16%	$11,739,231.59
Four-Month Average	1.08%		1.34%

Repossession in Current Period		37		$832,587.31
Repossession Inventory		86		$556,542.20

Current Charge-Offs
Gross Principal of Charge-Offs				$1,374,627.33
Recoveries				$(905,572.09)
Net Loss				$469,055.24

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.59%

Average Pool Balance for Current Period				$936,324,386.76

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.60%
1st Preceding Collection Period				1.34%
2nd Preceding Collection Period				0.83%
3rd Preceding Collection Period				0.97%
Four-Month Average				0.93%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		88	592	$9,974,470.16
Recoveries		91	402	$(3,851,629.34)
Net Loss				$6,122,840.82
Cumulative Net Loss as a % of Initial Pool Balance				0.50%

Net Loss for Receivables that have experienced a Net Loss *		72	504	$6,124,992.59
Average Net Loss for Receivables that have experienced a Net Loss				$12,152.76

Principal Balance of Extensions				$5,788,014.39
Number of Extensions				252

* Excludes receivables with recovered amounts in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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